GENERAL	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
GENERAL
NOTE 1:-	GENERAL

a.	Check Point Software Technologies Ltd. (“Check Point Ltd.”), an Israeli corporation, and subsidiaries (collectively, the “Company” or “Check Point”), are engaged in developing, marketing and supporting software and combined hardware (appliance) and software products and subscriptions, by offering network security, data security and security management solutions for enterprise networks and service providers.

The Company operates in one operating and reportable segment and its revenues are mainly derived from the sales of its network and data security products, including licenses, related software updates, maintenance and subscriptions. The Company sells its products worldwide primarily through multiple distribution channels (“channel partners”), including distributors, resellers, system integrators, Original Equipment Manufacturers (“OEMs”) and Managed Security Service Providers (“MSPs”).

b.	During 2015, 2014 and 2013, approximately 38%, 37% and 30% of the Company’s revenues were derived from two channel partners. Revenues derived from one channel partner were 20%, 21% and 14% and from the other channel partner were 18%, 16% and 16%, respectively. Trade receivable balances from these two channel partners aggregated to $ 181,368 and $ 167,818 as of December 31, 2015 and 2014, respectively.